INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic and diluted	$ 21,000	130,831	(215,003)	129,400
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	138,211,177	138,211,177	142,251,454	146,040,594
Basic and diluted income (loss) per share	$ 0.15	0.95	(1.51)	0.89